Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2023
Entity Registrant Name	INVESTMENT MANAGERS SERIES TRUST II
Entity Central Index Key	0001587982
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 28, 2024
Document Effective Date	Mar. 31, 2024
Prospectus Date	Mar. 31, 2024
ACR Opportunity Fund | Class I Shares
Prospectus:
Trading Symbol	ACROX
ACR Equity International Fund | Class I Shares
Prospectus:
Trading Symbol	ACREX